INVESTMENTS IN SUBSIDIARIES - Summarized statement of cash flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments in subsidiaries
Net operating cash flows	$ 2,949	$ 2,515	$ 2,475
Net investing cash flows	(1,888)	1,997	(3,016)
Net financing cash flows	(1,639)	(3,916)	(733)
Net foreign exchange difference	(9)	(119)	(354)
Kar-Tel
Investments in subsidiaries
Net operating cash flows	199	148	105
Net investing cash flows	(84)	(42)	(73)
Net financing cash flows	(104)	(90)	(48)
Net foreign exchange difference	0	(3)	0
Net increase / (decrease) in cash equivalents	11	13	(16)
Sky Mobile
Investments in subsidiaries
Net operating cash flows	17	29	23
Net investing cash flows	(15)	(18)	(24)
Net financing cash flows	(24)	0	0
Net foreign exchange difference	0	0	0
Net increase / (decrease) in cash equivalents	(22)	11	(1)
GTH
Investments in subsidiaries
Net operating cash flows	691	900	877
Net investing cash flows	(529)	(695)	(924)
Net financing cash flows	(395)	(110)	(157)
Net foreign exchange difference	(23)	(60)	(18)
Net increase / (decrease) in cash equivalents	(256)	35	(222)
OTA
Investments in subsidiaries
Net operating cash flows	305	245	345
Net investing cash flows	(84)	(118)	(172)
Net financing cash flows	(205)	(193)	(350)
Net foreign exchange difference	(1)	(5)	(7)
Net increase / (decrease) in cash equivalents	$ 15	$ (71)	$ (184)